INVENTORY	6 Months Ended
Jun. 30, 2022
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
The Company’s inventory consists of finished goods from farming production, raw materials used in the farming production, and work–in process farming production. Raw materials are comprised of seeds, nutrients, and packaging for finished goods. Work–in–process and finished goods include in–process and ready–to–eat lettuce varieties and micro–greens, including the packaging for the finished product.

	December 31, 2021	December 31, 2020
	In thousands
Raw materials and supplies	$456	$38
Work in process	76	11
Finished goods	658	55
Total inventories	$1,190	$104
INVENTORY
The Company’s inventory consists of finished goods from farming production, raw materials and supplies used in the farming production, and work–in process farming production. Raw materials and supplies are comprised of seeds, nutrients, and packaging for finished goods. Work–in–process and finished goods include in–process and ready–to–eat lettuce varieties and micro–greens, including the packaging for the finished product.

In thousands	Unaudited June 30, 2022	December 31, 2021
Raw materials and supplies	$21	$456
Work in process	437	76
Finished goods	718	658
Total inventories	$1,176	$1,190